Loans from banks and other financial institutions (Details 2) € in Millions, ₪ in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)
Ewk [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Borrowings	€ 93.6		$ 99.9	€ 102.6		$ 116.1
Bjornberget Vindkraft Ab Project In Sweden [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Borrowings	€ 128.7		137.3			0.0
Emek Habacha [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Borrowings		₪ 589.7	$ 168.0		₪ 492.3	$ 158.0